Postretirement Benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net periodic benefit cost	$ 0	$ 110	$ 441	$ 578	$ 1,368
Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	512	474	1,894	2,509	2,783
Interest cost	948	1,036	4,143	4,784	4,850
Expected return on plan assets	(1,650)	(1,580)	(6,318)	(6,803)	(6,265)
Amortization of actuarial loss	326	180	722	88	0
Net periodic benefit cost	$ 136	$ 110	$ 441	$ 578	$ 1,368
Weighted-average assumptions used to determine net periodic pension cost during the period:
Discount rate			4.20%	4.20%	4.60%
Expected return on plan assets			7.00%	7.00%	7.00%